Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Furniture and fixtures	$8,979	$8,979
Office equipment	31,170	21,850
Lab equipment	321,884	286,397

	362,033	317,226
Less accumulated depreciation and amortization	(304,980)	(292,739)

Totals	$57,053	$24,487

Depreciation expense for the years ended December 31, 2014 and 2013 was $12,241 and $35,366, respectively.